Restatements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Convertible Debentures and Notes Payable
Schedule of restatement of information
Account	Previously Recorded Balance	Corrected Balance	Correction Made

For the three months ended June 30, 2019:
Statement of Operations
Cost of revenues	$85,098	$114,098	$29,000
Net loss	$(102,616)	$(131,616)	$29,000
Loss per share	$(0.00)	$(0.00)	$-

For the six months ended June 30, 2019:
Statement of Operations
Cost of revenues	$117,121	$251,121	$134,000
Net loss	$(194,123)	$(328,123)	$134,000
Loss per share	$(0.01)	$(0.01)	$-

Statement of Cash Flows
Deferred revenues, net	$(249,246)	$(115,495)	$(134,000)

Account	Previously Recorded Balance	Corrected Balance	Correction Made
Balance Sheet
Current liabilities	$1,359,732	$1,130,752	$228,980
Total liabilities	$1,534,983	$1,208,114	$326,869
Accumulated deficit	$(11,376,368)	$(11,049,499)	$326,869

Statement of Operations
Cost of revenues	$646,424	$668,664	$22,240
Net loss	$(1,153,080)	$(1,175,320)	$22,240
Loss per share	$(0.02)	$(0.02)	$-

Statement of Cash Flows
Deferred revenues, net	$(51,561)	$(73,801)	$(22,240)